PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Cost	$ 10,338,277	$ 10,122,227
Less: accumulated depreciation and amortization	(4,467,372)	(4,211,543)
Property and equipment, net	5,870,905	5,910,684
Buildings [Member]
Property and Equipment, Net
Cost	6,186,373	6,312,791
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	1,112,670	1,077,769
Leasehold improvements [Member]
Property and Equipment, Net
Cost	1,080,737	1,165,452
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	246,255	267,838
Transportation [Member]
Property and Equipment, Net
Cost	190,843	218,017
Construction in progress [Member]
Property and Equipment, Net
Cost	1,464,866	1,020,551
Freehold land [Member]
Property and Equipment, Net
Cost	$ 56,533	$ 59,809